EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
Schedule of projected benefit obligation, fair value of plan assets, funded status and accumulated benefit obligation for the plans

	Year Ended December 31,
Change in Projected Benefit Obligation:	2020	2021
Begin of the year	147	193
Current service cost	5	5
Interest cost	1	0
Contributions by plan participants	1	1
Actuarial loss (gain)	38	(14)
Foreign currency translation	3	(19)
Benefits paid	(7)	(9)
Settlements	(1)	—
Administrative Expenses, Taxes and Premiums Paid	0	0
Curtailments	(1)	—
Acquisitions	—	0
Effect of other economic events	7	—
End of the year	193	157

	Year Ended December 31,
	2020	2021
Change in Plan Assets:
Begin of the year	32	6
Actual return (loss) on plan assets	(2)	0
Foreign currency translation	1	(0)
Employer contributions	9	1
Employee contributions	1	0
Benefits paid	(8)	(2)
Acquisitions	—	0
Other economic events	(27)	—
End of the year	6	5
Excess of defined benefit obligation over the fair value of plan assets	187	152
Accumulated benefit obligation	193	157

Schedule of amounts recognized in the consolidated balance sheets

	As of December 31,
	2020	2021
Salary and welfare payables	8	8
Retirement benefit obligation	179	144
Liability in the balance sheet	187	152

Schedule of principal actuarial assumptions

	As of December 31,
	2020	2021
Discount rate- Germany	0.33%	0.89%
Discount rate- other	0.12%	0.39%
Inflation rate	1.00%	1.00%
Future salary increases	1.50%	2.17%
Future pension increases	1.80%	1.69%

Schedule of fair value hierarchy of total plan assets measured at fair value by asset category

	As of December 31,
	2020	2021
Level 1
Equity funds	1	1
Bond funds	2	2
Property	2	1
Other	1	1
Total	6	5